LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands		Feb. 28, 2019	Feb. 28, 2018
Long Term Prepayments Disclosures [Line Items]
Long-term prepayments	[1]	$ 2,562	$ 96,642
Loan to employees	[2]	6,512	11,022
Loan receivable	[3]	32,069	20,876
Prepayment for land use right	[4]	209,865	0
Other non-current assets	[5]	16,396	9,650
Prepaid Expense and Other Assets, Noncurrent		$ 267,404	$ 138,190

[1]	The balances at February 28, 2018 and 2019 represented the Group's prepayments to acquire equity interests in several third-party companies.
[2]	Please see Note 5(3) for details of loan to employees.
[3]	The balances represented long-term loans to several third parties with original maturity over one year. Interest income of $1,787 and $3,555 was accrued for the fiscal years ended February 28, 2018 and 2019, respectively. The loan principals and all interests will be received upon maturity. The third parties pledged their equity interests in other companies to the Group to guarantee the loan principals and interests.
[4]	The balances as of February 28, 2019 represented the Group's purchase of land use right in Beijing and deposit payment of land use right in Jiangsu.
[5]	As of February 28, 2018 and 2019, other non-current assets were primarily made up of prepayment for property and equipment and the unamortized debt issuance costs to be amortized beyond one year associated with the facilities under the long-term debt as disclosed in Note 13.